Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [abstract]
Schedule of Income Tax Reconciliation

The significant reasons for the differences are as follows:

	Year ended December 31,
	2017	2016
Net income before tax	$104,951	$47,110
Statutory tax rate	26.0%	26.0%
Anticipated income tax at statutory rates	27,287	12,249
Non-deductible expenditures	1,082	514
Differences between Canadian and foreign tax rates	5,804	2,995
Change in estimate	88	(511)
Effect of change in tax rates	(1,576)	(622)
Inflation adjustment	(2,242)	(933)
Impact of foreign exchange	(666)	5,328
Change in deferred tax assets not recognized	4,194	4,839
Mining taxes	4,568	2,738
Withholding taxes	649	2,760
Other items	(542)	(105)
Total income tax expense	$38,646	$29,252
Total income tax represented by:
Current income tax expense	$34,863	$29,063
Deferred tax expense	3,783	189
	$38,646	$29,252

Schedule of Curent and Deferred Taxes

	Year ended December 31,
	2017	2016

Current tax expense
Current taxes on profit for the year	$34,940	$29,791
Changes in estimates related to prior years	(77)	(728)
	$34,863	$29,063

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate effects	$5,194	$594
Changes in estimates related to prior years	165	217
Effect of changes in tax rates	(1,576)	(622)
	$3,783	$189

Total Tax expense	$38,646	$29,252

Schedule of Deferred Tax Assets and Liabilities

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2017	2016
Deferred tax assets:
Reclamation and closure cost obligation	$3,996	$3,940
Other	6,268	2,898
Total deferred tax assets	$10,264	$6,838

Deferred tax liabilities:
Mineral properties	$(30,413)	$(14,858)
Mining taxes	(3,376)	(3,336)
Equipment and buildings	(4,658)	(5,363)
Other	(474)	(8,155)
Total deferred tax liabilities	$(38,921)	$(31,712)

Net deferred tax liabilities	$(28,657)	$(24,874)

Classification:
	2017	2016
Deferred tax assets	$-	$471
Deferred tax liabilities	(28,657)	(25,345)
Net deferred tax liabilities	$(28,657)	$(24,874)

The Company’s movement of net deferred tax liabilities is described below:

	2017	2016
At January 1	$24,874	$24,685
Deferred income tax expense through income statement	3,783	189
At December 31	$28,657	$24,874

Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses

The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2017	2016
Unrecognized deductible temporary differences and unused tax losses:
Non capital losses	$73,994	$55,500
Provisions and other	11,720	13,074
Share issue costs	4,473	624
Mineral properties, plant and equipment	762	1,801
Derivative liabilities	-	254
Capital losses	906	846
Unrecognized deductible temporary differences	$91,855	$72,099

As at December 31, 2017, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries.  The temporary difference associated with investments in subsidiaries aggregate to:

	December 31,	December 31,
	2017	2016
Mexico	$69,044	$66,035
Peru	98,070	58,017

Schedule of Tax Losses Expiry Dates

Tax losses have the following expiry dates:

		December 31,	December 31,
	Year of expiry	2017	2016
Canada	2025 – 2037	$74,300	$55,500
Argentina	2018 – 2022	3,700	-
Mexico	2021 – 2025	332	450
Barbados	2022 – 2024	266	185